MERGER WITH VALLON - Narrative (Details) - $ / shares	Apr. 21, 2023	Sep. 30, 2023	Apr. 20, 2023	Mar. 09, 2023	Dec. 31, 2022	Jul. 31, 2022	May 17, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2018
Business Acquisition [Line Items]
Warrants granted (in shares)						31,250	3,700,000
Warrant exercise price (in usd per share)						$ 0.01	$ 0.9382
Ownership percentage in common stock (as a percent)			15.00%
Common stock, shares outstanding (in shares)		2,956,354			999,748
Issuance of common stock for reverse recapitalization expenses (in shares)	30,542
Private GRI
Business Acquisition [Line Items]
Warrants granted (in shares)						1,169			17,269	25,245
Warrant exercise price (in usd per share)						$ 0.27			$ 0.27	$ 0.27
Ownership percentage in common stock (as a percent)			85.00%
Common stock, shares outstanding (in shares)					26,731,434			22,765,434
Exchange Warrants
Business Acquisition [Line Items]
Warrants granted (in shares)	421,589
Warrant exercise price (in usd per share)	$ 14.73
Exchange Warrants | Private GRI
Business Acquisition [Line Items]
Warrants granted (in shares)				11,272,408